Derivative Liabilities - Schedule of Derivative Liabilities (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Balance at beginning			$ 183,451	$ 0	$ 0
Additions during the period			951,620		179,084
Change in fair value	$ (169,776)	$ 0	121,389	0	(4,367)	$ 0
Change due to exercise / redemptions			0		0
Balance at end	1,013,682		1,013,682		183,451	0
Convertible Notes
Balance at beginning			122,021	0	0
Additions during the period			597,841		61,321
Change in fair value			16,705		109
Change due to exercise / redemptions			0		0
Balance at end	675,976		675,976		122,021	0
Warrants
Balance at beginning			61,430	$ 0	0
Additions during the period			353,779		117,763
Change in fair value			(138,094)		4,258
Change due to exercise / redemptions			0		0
Balance at end	$ 337,706		$ 337,706		$ 61,430	$ 0